SCHEDULE OF LONG-TERM DEBT (Details) (Parenthetical) - USD ($)	Jun. 21, 2022	May 13, 2022	Sep. 30, 2022	Sep. 02, 2022	Mar. 31, 2022
Debt Disclosure [Abstract]
Long-term secured note payable	$ 61,973	$ 87,964
Maturity date	Dec. 21, 2024	May 13, 2026
Interest rate	11.99%	11.99%		12.00%
Description of periodic payments	monthly	monthly
Accrued interest	$ 0	$ 0	$ 289,730		$ 119,600